UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments as of September 30, 2005 (Unaudited)

Principal Amount(000)	Description	Value
Certificate of Deposit 11.3%
	Bank of New York, Inc.
$25,000	3.766%, 10/31/05(b)	$24,999,382
	HBOS Treasury Services PLC
30,000	3.749%, 12/16/05(b)	30,000,000
	Royal Bank of Scotland
10,000	4.30%, 9/28/06	10,000,000
	Toronto Dominion Bank Ltd.
25,000	3.965%, 6/28/06	25,000,000
25,000	4.022%, 8/7/06	25,000,000

		114,999,382

Commercial Paper 36.1%
	Amsterdam Funding Corp., 144A
25,000	3.75%, 10/18/05	24,955,729
	Bank of America Corp.
50,000	3.62%, 10/31/05	49,849,166
	Cafco LLC 144A
20,000	3.63%, 11/1/05	19,937,483
30,000	3.90%, 2/28/06	29,512,500
	Citigroup Funding
10,000	3.80%, 10/27/05	9,972,556
	DaimlerChrysler Auto
8,851	3.77%, 10/21/05	8,832,462
	DNB Nor Bank ASA DN
797	3.65%, 10/12/05	796,087
620	3.75%, 10/3/05	619,874
	Goldman Sachs Group Inc.
32,000	3.76%, 10/21/05	31,933,156
	Greenwich Capital Holdings, Inc.
3,100	3.69%, 11/14/05	3,100,000
	Market Street Funding Corp. 144A
5,847	3.78%, 10/20/05	5,835,335
	Morgan Stanley
1,107	3.83%, 11/1/05	1,103,349
	Northern Rock PLC 144A
25,417	3.60%, 10/4/05	25,409,375
	Park Granada LLC 144A
2,625	3.70%, 10/7/05	2,623,373
40,000	3.72%, 10/28/05	39,885,700
3,367	3.81%, 10/11/05	3,363,539
	Preferred Receivables Funding Corp.
1,400	3.65%, 10/4/05	1,399,574
	Prudential PLC
15,000	3.69%, 11/7/05	14,943,113
	Sheffield Receivables Corp. 144A
10,000	3.77%, 10/11/05	9,989,528
	Spintab - SwedMortgage AB
377	3.75%, 10/21/05	376,215
	Triple A One Funding Corp. 144A
1,590	3.71%, 10/7/05	1,589,017
	Tulip Funding Corp. 144A
30,150	3.63%, 10/28/05	30,067,917
	UBS Finance (Delaware) LLC
50,000	3.764%, 11/1/05	49,837,895

		365,932,943

Loan Participation 1.0%
	Countrywide Home Loans, Inc.
10,000	3.81%, 10/14/05(e) (cost $10,000,000;purchased 9/16/05)	10,000,000

Municipal Bonds 1.7%
	Fulton County Development Authority
3,200	3.89%, 10/6/05(b)	3,200,000
	Los Angeles Department of Water & Power
10,000	3.84%, 10/5/05 (b)	10,000,000
	Stephens & Stephens XI LLC
4,400	3.90%, 10/5/05(b)	4,400,000

		17,600,000

Other Corporate Obligations 38.8%
	American Express Credit Corp., M.T.N.
47,000	3.76%, 10/5/06(c)	47,000,000
	Bank One Corp.
6,777	6.875%, 8/1/06	6,921,215
	Depfa Bank PLC
6,000	3.88%, 6/15/06(c)	6,000,299
	General Electric Capital Corp. M.T.N.
5,000	3.889%, 10/17/06(c)	5,000,000
	Goldman Sachs Group, Inc. M.T.N.
18,303	6.34%, 3/1/06	18,469,006
	Irish Life & Permanent PLC, 144A
50,000	3.832%, 8/21/06(c)	49,997,373
	JP Morgan Chase & Co.
1,850	5.625%, 8/15/06	1,871,520
	Merrill Lynch & Co., Inc., M.T.N.
45,000	3.928%, 10/11/06(c)	45,000,000
	Metropolitan Life Insurance Co.
20,000	3.77%, 10/2/06(b)(e) (cost $20,000,000; purchased 10/04/04)	20,000,000
	Morgan Stanley M.T.N.
48,000	3.67%, 10/3/06(c)	48,000,000
	National City Bank
5,000	3.509%, 10/3/05(c)	4,999,991
	Nordea Bank AB 144A
32,000	3.708%, 10/11/06(c)	32,000,000
	Pacific Life Insurance Co.
1,000	3.994%, 10/13/06(b)(e) (cost $1,000,000; purchased 12/15/03)	1,000,000
	Skandinaviska Enskilda Banken AB 144A
40,000	3.779%, 10/17/06(c)	40,000,000
	US Bank, N.A.
1,000	3.761%, 12/5/05(c)	1,000,070
	Wells Fargo & Co.
35,000	3.64%, 10/3/06(c)	35,000,000
	Westpac Banking Corp., M.T.N.
32,000	3.844%, 10/11/06(c)	32,000,000

		394,259,474

Repurchase Agreement 0.8%
	Greenwich Capital Markets Inc.
7,656	3.90%, dated 9/30/05(d) (cost $ 7,656,000)	7,656,000

U.S. Government Agency Obligations 10.2%
	Federal Home Loan Bank
25,115	2.875%, 8/15/06	24,865,167
	Federal Home Loan Mortgage Corp.
38,989	Zero Coupon, 11/28/05	38,806,835
	Federal National Mortgage Assoc.
40,000	3.569%, 9/7/06(c)	39,972,218

		103,644,220

	Total Investments 99.9% (amortized cost $1,014,092,019(a))	1,014,092,019
	Other assets in excess of liabilities 0.1%	553,651

	Net Assets 100.0%	$1,014,645,670

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at September 30, 2005.
(d)	Repurchase price of $7,658,488 due 10/3/05. Collateralized by $12,295,000 and $3,150,000 Federal National Mortgage Association Strips with principal only, maturity date of 7/01/2033 and 10/01/2033, respectively. The value of the collateral was $6,766,005 and $1,043,801, respectively.
(e)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $31,000,000. The aggregate value, $31,000,000 represents 3.1% of net assets.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the director of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.